Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110




December 2, 2013



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:     Pioneer Series Trust XI
        Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A (File Nos. 2-32773 and 811-01835)


Ladies and Gentlemen:

On behalf of Pioneer Series Trust XI (the "Trust"), a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of the Trust, under the Securities Act of 1933, as amended (the "1933 Act")(the "Amendment"), relating to Pioneer Core Equity Fund (formerly, Pioneer Value Fund) (the "Fund"), a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. The Amendment is being filed for the purpose of reflecting certain changes to the disclosure regarding the Fund's investment objective and principal investment strategies as a result of the Fund acquiring the assets of Pioneer Research Fund. As part of the reorganization, the Fund was renamed Pioneer Core Equity Fund. The amendment is to be effective on February 1, 2014.

If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. (tel. (617) 951-8760) or Jeremy B. Kantrowitz, Esq. (tel. (617) 951-8458) of Bingham McCutchen LLP, counsel to the Trust.


Sincerely,


/s/ Thomas Reyes
------------------------
Thomas Reyes



cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.